Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Portion	$ (4,410,685)	$ (293,641)	$ (14,247)
Total Non-current portion		$ 3,262,434	58,020
2018 Kenworth Tractor [Member]
Notes payable			$ 72,267